Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 14 – LEASES

The Company has two leases that are accounted for under ASC 842.

The Company entered into a lease agreement for office space located in Sarasota, Florida. The term of the lease is for a period of two years commencing on February 1, 2021 and ending on February 1, 2023. The rent is $6,530 per month for year 1, $6,726 per month for year 2 and $6,928 per month for year 3. The Company will account for the lease under ASC 842 whereby the operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date.

The Company had a lease agreement with terms up to 2 years for the lease of office space. The assets and liabilities from operating leases were recognized at the commencement date based on the present value of remaining lease payments over the lease term using the Company’s secured incremental borrowing rates or implicit rates, when readily determinable. This lease was settled on January 1, 2022, and the Company recorded a gain of $1,660 in respect of the early settlement.

Short-term leases, which have an initial term of 12 months or less, are not recorded on the balance sheet.

The Company’s operating lease does not provide an implicit rate that can readily be determined. Therefore, we use a discount rate based on our incremental borrowing rate used at the date closest to lease inception.

The Company’s weighted-average remaining lease term relating to its operating leases is 1.9 years, with a weighted-average discount rate of 10.32%.

The Company incurred lease expense for its operating leases of $64,490 and $0 which was included in “General and administrative expenses,” for the nine months ended September 30, 2022 and 2021, respectively.

The following table presents information about the amount and timing of liabilities arising from the Company’s operating lease as of September 30, 2022:

Maturity of operating lease liabilities for the following fiscal years:

2022	$21,491
2023	88,325
2024	7,378
Total undiscounted finance lease payments	117,194
Less: Imputed interest	(7,032)
Present value of finance lease liabilities	$110,162

At September 30, 2022, the operating lease right of use assets was $107,617. Supplemental balance sheet information related to the lease as of September 30, 2022 was:

Operating lease right-of-use asset	$107,617

Lease liability, current portion	81,012
Lease liability, long-term	29,150
Total operating lease liability	$110,162

NOTE 13 – LEASES

The Company has two leases that are accounted for under ASC 842.

The Company entered into a lease agreement for office space located in Sarasota, Florida. The term of the lease is for a period of two years commencing on February 1, 2021 and ending on February 1, 2023. The rent is $6,530 per month for year 1, $6,726 per month for year 2 and $6,928 per month for year 3. The Company will account for the lease under ASC 842 whereby the operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date.

The Company has a lease agreement with terms up to 2 years for the lease of office space. The assets and liabilities from operating leases are recognized at the commencement date based on the present value of remaining lease payments over the lease term using the Company’s secured incremental borrowing rates or implicit rates, when readily determinable. Short-term leases, which have an initial term of 12 months or less, are not recorded on the balance sheet.

The Company’s operating lease does not provide an implicit rate that can readily be determined. Therefore, we use a discount rate based on our incremental borrowing rate used at the date closest to lease inception.

The Company’s weighted-average remaining lease term relating to its operating leases is 1.9 years, with a weighted-average discount rate of 10.32%.

The Company incurred lease expense for its operating leases of $83,469 and $0 which was included in “General and administrative expenses,” for the year ended December 31, 2021 and 2020, respectively.

The following table presents information about the amount and timing of liabilities arising from the Company’s operating lease as of December 31, 2021:

Maturity of operating lease liabilities for the following fiscal years:
2022	$118,452
2023	88,325
2024	7,379
Total undiscounted finance lease payments	214,156
Less: Imputed interest	18,475
Present value of finance lease liabilities	$195,681

At December 31, 2021, the operating lease right of use assets was $69,632. Supplemental balance sheet information related to the lease as of December 31, 2021 was:

Operating lease right-of-use asset	$191,702

Lease liability, current portion	104,592
Lease liability, long-term	91,089
Total operating lease liability	$195,681